Commitments and contingencies - Legal Contingencies (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended				45 Months Ended
	Feb. 09, 2017	Mar. 31, 2015	Apr. 30, 2013	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Sep. 30, 2016
Loss Contingencies [Line Items]
Pension contributions					$ 0	$ 34,595,000	$ 0
PBGC Agreement [Member]
Loss Contingencies [Line Items]
Required pension contributions above minimum			$ 17,400,000						$ 17,400,000
Pension contributions		$ 1,100,000			0	$ 1,100,000	$ 0	$ 6,700,000
Pension contributions above minimum remaining				$ 9,600,000	$ 9,600,000
Hawesville [Member]
Loss Contingencies [Line Items]
Power supply agreement, termination notice period				1 year	1 year
Ravenswood Retiree Medical Benefits Changes [Member]
Loss Contingencies [Line Items]
Litigation settlement amount	$ 23,000,000
Estimated litigation liability					$ 23,000,000				$ 23,000,000	$ 23,000,000
Litigation settlement period	10 years
Litigation settlement payable upon final approval of settlement	$ 5,000,000
Litigation settlement, annual installment	$ 2,000,000
Litigation settlement installment period	9 years